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Supplement | Invesco International Diversified Fund
Invesco International Diversified Fund
SUPPLEMENT DATED APRIL 28, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco International Diversified Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. Capitalized terms used but not defined herein have the meanings assigned to them in the Summary and Statutory Prospectuses. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Invesco International Equity Fund (the “Current Underlying Fund”) is one of the Underlying Funds listed in the Fund’s prospectuses as an investment option. The Board of Trustees of the Current Underlying Fund recently approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Current Underlying Fund would transfer all or substantially all its assets and liabilities to Invesco EQV International Equity Fund (the “New Underlying Fund”) in exchange for shares of the New Underlying Fund (the “Reorganization”). The Agreement will be submitted to shareholders of the Current Underlying Fund for their consideration and approval at a shareholder meeting to be held on or about July 12, 2023. If approved, the Reorganization will close shortly thereafter and upon such closing the Fund’s investment allocation to the Current Underlying Fund will be reallocated to the New Underlying Fund. If the Reorganization is not approved, the Fund may proceed to allocate to the New Underlying Fund consistent with the terms of the prospectus.

The following information is added to the list of Underlying Funds under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses:
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Invesco EQV International Equity Fund